Basic and Diluted Earnings (Loss) Per Share	12 Months Ended
Mar. 31, 2012
Basic and Diluted Earnings (Loss) Per Share [Abstract]
BASIC AND DILUTED EARNINGS (LOSS) PER SHARE
20.	BASIC AND DILUTED EARNINGS (LOSS) PER SHARE

Basic and diluted earnings (loss) per share of common stock of the Company for the fiscal years ended March 31, 2012, 2011 and 2010 is computed in accordance with FASB ASC 260 “Earnings Per Share” by dividing the net earnings (loss) for each fiscal year attributable to common stockholders by the weighted average number of shares of common stock outstanding during that fiscal year.

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	2012	2011	2010
	US$	US$	US$
Numerator for basic and diluted earnings (loss) per share:
Income (Loss) from continuing operations	42,994	(2,412,120)	341,642
Income (Loss) from continuing operations attributable to non-controlling interests	(6,659)	175,028	—

Income (Loss) from continuing operations attributable to shareholders of Global-Tech Advanced Innovations Inc.	36,335	(2,237,092)	341,642
Income (Loss) from discontinued operations	1,374,342	(1,775,879)	3,124,689

Profit (Loss) attributable to common stockholders	1,410,677	(4,012,971)	3,466,331

	Number	Number	Number
Denominator for basic and diluted earnings (loss) per share:
Weighted average number of shares of common stock	3,039,727	3,039,454	3,037,969

	US$	US$	US$
Basic and diluted earnings (loss) per share:
Earnings (Loss) from continuing operations	0.01	(0.74)	0.11
Earnings (Loss) from discontinued operations	0.45	(0.58)	1.03

Earnings (Loss) attributable to common stockholder	0.46	(1.32)	1.14

287,452, 365,369 and 337,618 stock options of Global-Tech were excluded from the computation of diluted earnings (loss) per share for the fiscal year ended March 31, 2012, 2011 and 2010, because their inclusion would have been anti-dilutive.